Annual Fund Operating Expenses	12 Months Ended
Aug. 31, 2012
Vanguard Market Liquidity Fund - Investor Shares | Vanguard Market Liquidity Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.005%
12b-1 Distribution Fee	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.005%
Vanguard Municipal Cash Management Fund - Investor Shares | Vanguard Municipal Cash Management Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.01%
12b-1 Distribution Fee	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.01%